Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
Dec. 31, 2020 economic_scenario $ / bbl
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	43